Employee Agreements	12 Months Ended
Dec. 31, 2011
Employee Agreements Disclosure [Abstract]
EMPLOYEE AGREEMENTS
9 – EMPLOYEE AGREEMENTS

We have entered into employment agreements with our officers and directors.

On July 15, 2011, HRAA entered into an employment agreement with our president and chief executive officer, Andrea Clark. The terms of Ms. Clark’s employment agreement is three(3) years, and provides for compensation that includes a base salary of $175,000, incentive awards, as well as a benefit package, including (a) medical, dental, vision, disability and life insurance; (b) profit sharing, stock options and pension plans; (c) education or tuition assistance; (d) air, auto and all related travel expense reimbursement; (e) expense allowance; and (f) relocation, moving, home office expense reimbursement.

On July 15, 2011, HRAA entered into an employment agreement with our chief operating officer, Robert Rubinowitz. The terms of Mr. Rubinowitz’s employment agreement is three(3) years, and provides for compensation that includes a base salary of $175,000, incentive awards, as well as a benefit package, including (a) medical, dental, vision, disability and life insurance; (b) profit sharing, stock options and pension plans; (c) education or tuition assistance; (d) air, auto and all related ravel expense reimbursement; (e) expense allowance; and (f) relocation, moving, home office expense reimbursement.

On August 15, 2011, HRAA entered into an employment agreement with our chief administrative officer, Keith Siddel The terms of Mr. Siddel’s employment agreement is three(3) years, and provides for compensation that includes a base salary of $175,000, incentive awards, as well as a benefit package, including (a) medical, dental, vision, disability and life insurance; (b) profit sharing, stock options and pension plans; (c) education or tuition assistance; (d) air, auto and all related ravel expense reimbursement; (e) expense allowance; and (f) relocation, moving, home office expense reimbursement.